Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
LVIP Managed Risk American Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Managed Risk American Growth Allocation Fund (formerly LVIP Protected American Growth Allocation Fund) (Standard and Service Class) Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Managed Risk American Growth Allocation Fund (the “Fund”) is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds (“underlying funds”) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The underlying funds will be American Funds Insurance Series® and American Funds® retail funds. The Fund will also employ an actively managed risk-management strategy (the “risk management strategy”), which seeks to stabilize the Fund’s overall portfolio volatility.

Underlying Fund Allocation Strategy. Under normal circumstances, approximately 70% of the Fund’s assets in the underlying funds will be invested primarily in equity securities (stocks) and approximately 30% will be invested primarily in fixed income securities (bonds).

Lincoln Investment Advisors Corporation (the “adviser”) develops the Fund’s asset allocation strategy based on the Fund’s investment objective. The Fund’s largest allocation will be to underlying funds that invest primarily in domestic and foreign equity securities, including securities of small- and medium-capitalization companies, with growth and value characteristics. The foreign equity securities held by the underlying funds may include companies in emerging markets.

A smaller allocation will be made to underlying funds that invest primarily in domestic fixed income securities, including mortgage-backed securities, high yield securities (junk bonds) and securities backed by the U.S. Treasury. Some foreign fixed-income securities will also be held.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund.

Risk Management Strategy. The Fund’s risk management strategy seeks to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context means variance in the Fund’s investment returns. Although the adviser is permitted to invest up to 20% in this strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s net assets in the strategy.

The risk management strategy consists of selling (short) (i.e. hedging) and buying (long) positions in exchange-traded futures contracts. The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The strategy is separate and distinct from any riders or features of your insurance contract.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall portfolio volatility. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains in favorable market conditions and reduce losses in adverse market conditions. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the strategy. The adviser will seek to hedge currency risk involved in foreign futures contracts.

The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. Under certain circumstances, the Fund’s use of exchange-traded futures in the risk management strategy may increase its economic exposure to equity securities up to a maximum of 80% of the Fund’s assets. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

		The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
  Risk Management Strategy Risk. The success of the adviser’s risk management strategy depends in part on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more proprietary or third-party forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.
  Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
  Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities. A fund with a longer average portfolio maturity or duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio maturity or duration.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by "credit ratings" assigned by nationally recognized statistical rating organizations ("NRSROs"). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. The credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”).
  Call Risk. Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate.
  Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
  Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds (“junk bonds”), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
  U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
  Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Geographic Concentration Risk. Geographic concentration risk is the risk that the market, currency, economic, political, regulatory, geopolitical, or other conditions in the specific countries or regions in which a fund concentrates its investments could be more volatile than those of more geographically-diversified funds.
  Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be “leveraged”, which may magnify or otherwise increase investment losses.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
  Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund's value may decrease because of a single investment or a small number of investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund’s Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund’s Standard and Service Classes for various periods compare with those of a broad measure of market performance. Information also has been provided for the Growth Blended Composite, an index compiled by the Fund’s adviser, which is currently constructed as follows: 46% Wilshire 5000 Total Market IndexSM, 30% Barclays Capital U.S. Aggregate Bond Index, 20% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends). The bar chart shows performance of the Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Information also has been provided for the Growth Blended Composite, an index compiled by the Fund’s adviser, which is currently constructed as follows: 46% Wilshire 5000 Total Market IndexSM, 30% Barclays Capital U.S. Aggregate Bond Index, 20% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the fourth quarter of 2013 at: 6.21%.

		The Fund’s lowest return for a quarter occurred in the second quarter of 2013 at: (0.60%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/13
LVIP Managed Risk American Growth Allocation Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 68
3 years	rr_ExpenseExampleYear03	214
5 years	rr_ExpenseExampleYear05	373
10 years	rr_ExpenseExampleYear10	835
1 year	rr_ExpenseExampleNoRedemptionYear01	68
3 years	rr_ExpenseExampleNoRedemptionYear03	214
5 years	rr_ExpenseExampleNoRedemptionYear05	373
10 years	rr_ExpenseExampleNoRedemptionYear10	835
2013	rr_AnnualReturn2013	17.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.60%)
1 year	rr_AverageAnnualReturnYear01	17.49%
Lifetime Since inception	rr_AverageAnnualReturnSinceInception	11.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2012
LVIP Managed Risk American Growth Allocation Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[1],[2]
1 year	rr_ExpenseExampleYear01	104
3 years	rr_ExpenseExampleYear03	325
5 years	rr_ExpenseExampleYear05	563
10 years	rr_ExpenseExampleYear10	1,248
1 year	rr_ExpenseExampleNoRedemptionYear01	104
3 years	rr_ExpenseExampleNoRedemptionYear03	325
5 years	rr_ExpenseExampleNoRedemptionYear05	563
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,248
1 year	rr_AverageAnnualReturnYear01	17.10%
Lifetime Since inception	rr_AverageAnnualReturnSinceInception	11.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2012
LVIP Managed Risk American Growth Allocation Fund | Wilshire 5000 Total Market Index℠ (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.06%
Lifetime Since inception	rr_AverageAnnualReturnSinceInception	19.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2012
LVIP Managed Risk American Growth Allocation Fund | Growth Blended Composite (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	18.20%
Lifetime Since inception	rr_AverageAnnualReturnSinceInception	12.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2012

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[2]	(including AFFE)